Related party transactions - Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Investment fair value cost	$ 13,901	$ 24,026
Maximum obligation, notice period (months)	12 months
Maximum obligation, notice period per each year (months)	1 month
Number of years due to change in control	2 years
Payment equivalent period (months)	24 months
Salaries and employee benefits	$ 3,817	3,416
Post-employment retirement benefits	65	61
Termination benefits	0	247
Share-based compensation	2,622	1,793
Key management personnel compensation	$ 6,504	5,517
Maximum
Disclosure of transactions between related parties [line items]
Maximum obligation, notice period per each year (months)	24 months
Synergy Ballard JVCo
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	10.00%
Investment fair value cost	$ 0	$ 0	$ 0